Trade and other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables and other assets
Summary of trade receivables and other assets

in EUR k	Dec 31, 2019	Dec 31, 2020
Non‑current
Other assets—Rental deposits	1,948	1,867
Other assets—Others	—	100
	1,948	1,967
Current
Trade receivables	12,709	25,656
Contract assets	3,884	3,543
Receivables due from shareholders	2,766	—
Other assets	5,846	8,286
	25,205	37,485
Total non-current and current trade and other receivables and other assets	27,153	39,452